UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY
MARKET TRUST

CITI NEW YORK TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2008

Citi New York Tax Free Reserves

Schedule of Investments (unaudited)		November 30, 2008

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 96.3%
Education — 14.8%
	Monroe County, NY, Industrial Development Agency:
$3,850,000	Civic Facility Revenue, Monroe Community College, LOC-JPMorgan Chase, 0.900%, 12/4/08 (a)	$3,850,000
4,000,000	Revenue, Monroe Community College, LOC-JPMorgan Chase, 0.900%, 12/4/08 (a)	4,000,000
2,400,000	New York City, NY, Industrial Development Agency, Civic Facility Revenue,
	Refunding & Improvements Touro College, LOC-JPMorgan Chase,
	0.750%, 12/3/08 (a)	2,400,000
	New York State Dormitory Authority Revenue:
	Cornell University:
3,285,000	SPA-HSBC Bank USA N.A., 0.550%, 12/4/08 (a)>	3,285,000
12,495,000	SPA-JPMorgan Chase, 0.500%, 12/4/08 (a)	12,495,000
6,000,000	Court Facilities Lease, LOC-Bayerische Landesbank, 0.900%, 12/3/08 (a)	6,000,000
7,700,000	Fordham University, LOC-Allied Irish Bank PLC, 0.550%, 12/3/08 (a)	7,700,000
	Non-State Supported Debt:>
16,000,000	Rockefeller University, 0.350%, 12/4/08 (a)	16,000,000
2,000,000	St. John Fisher College, LOC-RBS Citizens N.A., 0.800%, 12/2/08 (a)	2,000,000
8,275,000	Oxford University Press Inc., LOC-Landesbank Hessen-Thuringen, 0.450%, 12/3/08 (a)	8,275,000
4,300,000	Rockefeller University, 0.350%, 12/4/08 (a)	4,300,000
5,800,000	State Supported Debt, Cornell University, SPA-HSBC Bank USA N.A., 0.550%, 12/4/08 (a)	5,800,000
1,000,000	Wagner College, LOC-Morgan Guarantee Trust, 0.730%, 12/3/08 (a)>	1,000,000
6,650,000	New York State Dormitory Authority, TECP, 1.750% due 1/8/09	6,650,000
4,685,000	Niagara County, NY, Industrial Development Agency Civic Facilities
	Revenue, Student Housing Village Corp., LOC-RBS Citizens Bank N.A.,
	0.900%, 12/4/08 (a)	4,685,000
8,100,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G Mendez
	University Systems Project, LOC-Banco Santander PR, 0.850%, 12/3/08 (a)	8,100,000
5,000,000	Syracuse, NY, Industrial Development Agency, Civic Facility Revenue,
	Syracuse University Project, LOC-JPMorgan Chase, 0.750%, 12/1/08 (a)	5,000,000
	Tompkins County, NY, Industrial Development Agency Revenue, Civic
	Facility, Cornell University, SPA-JPMorgan Chase:
1,200,000	0.750%, 12/1/08 (a)	1,200,000
5,880,000	0.800%, 12/1/08 (a)	5,880,000
	Total Education	108,620,000
Electric — 0.5%
3,475,000	New York State Energy Research & Development Authority Facility,
	Revenue, Consolidated Edison Co., LOC-Citibank N.A., 0.650%, 12/3/08 (a)(b)	3,475,000
Finance — 4.4%
	New York City, NY, TFA:
	Future Tax Secured, Revenue:
6,005,000	LIQ-Landesbank Baden-Wurttemberg, 0.500%, 12/3/08 (a)>	6,005,000
3,150,000	SPA-Landesbank Baden-Wurttemberg, 0.750%, 12/1/08 (a)	3,150,000
	New York City Recovery Project Revenue:
1,200,000	SPA-Landesbank Baden-Wurttemberg, 0.750%, 12/1/08 (a)	1,200,000
	Subordinated:
600,000	0.750%, 12/1/08 (a)	600,000
4,240,000	Credit Enhanced by Bayerische Landesbanken, 0.550%, 12/3/08 (a)	4,240,000
885,000	LIQ-Landesbank Hessen-Thuringen, 0.750%, 12/3/08 (a)	885,000

See Notes to Schedule of Investments.

	1

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)		November 30, 2008

Face
Amount	Security	Value
Finance — 4.4% (continued)
	New York State LGAC:
$1,513,000	LOC-Bank of Nova Scotia, 0.650%, 12/3/08 (a)	$1,513,000
7,700,000	LOC-Landesbank Hessen-Thuringen, 0.700%, 12/3/08 (a)	7,700,000
4,650,000	Refunding, Subordinated, FSA, 2.500%, 12/3/08 (a)	4,650,000
1,332,000	Revenue, LOC-Landesbank Hessen-Thuringen, 0.650%, 12/3/08 (a)	1,332,000
1,000,000	Senior Lien, 5.000% due 4/1/09	1,009,769
	Total Finance	32,284,769
General Obligation — 15.7%
8,600,000	Cohoes, NY, City School District, GO, BAN, 2.500% due 6/25/09	8,630,954
9,900,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA,
	SPA-Dexia Credit Local, 0.800%, 12/1/08 (a)	9,900,000
3,500,000	East Williston, NY, UFSD, GO, TAN, 2.500% due 6/29/09	3,513,828
10,000,000	Eastchester, NY, UFSD, GO, TAN, 2.500% due 6/23/09	10,042,812
2,000,000	Groton, NY, CSD, GO, BAN, 2.500% due 6/10/09	2,007,712
4,500,000	Hastings-On-Hudson, NY, UFSD, GO, TAN, 3.000% due 6/24/09	4,524,763
3,875,000	Islip, NY, UFSD, GO, TAN, 2.500% due 6/26/09	3,892,337
5,000,000	Locust Valley, NY, CSD, GO, TAN, 2.500% due 6/24/09	5,021,245
2,675,000	Monroe County, NY, GO, 3.000% due 3/1/09	2,682,827
10,000,000	Nassau County, NY, GO, RAN, 3.000% due 4/15/09	10,049,246
4,710,000	New Rochelle, NY, City School District, GO, BAN, 2.250% due 4/24/09	4,724,085
	New York City, NY, GO:
2,525,000	LOC-Bank of New York, 0.710%, 12/3/08 (a)	2,525,000
500,000	LOC-Morgan Guaranty Trust, 0.600%, 12/1/08 (a)	500,000
4,350,000	LOC-Royal Bank of Scotland, 0.900%, 12/4/08 (a)	4,350,000
2,600,000	SPA-Bank of America N.A., 0.800%, 12/1/08 (a)	2,600,000
	Subordinated:
1,220,000	LOC-Bank of New York, 0.550%, 12/3/08 (a)	1,220,000
5,010,000	LOC-Bank of Nova Scotia, 0.850%, 12/3/08 (a)	5,010,000
3,045,000	LOC-Bayerische Landesbank, 0.750%, 12/3/08 (a)	3,045,000
	LOC-BNP Paribas:
3,835,000	0.550%, 12/3/08 (a)	3,835,000
3,220,000	0.710%, 12/3/08 (a)	3,220,000
1,400,000	LOC-JPMorgan Chase, 0.730%, 12/3/08 (a)	1,400,000
1,200,000	TFA, Future Tax Secured, SPA-JPMorgan Chase, 0.650%, 12/3/08 (a)	1,200,000
3,000,000	Niskayuna, NY, CSD, GO, BAN, 2.250% due 4/30/09	3,009,099
13,400,000	Puerto Rico Commonwealth, GO, Public Improvement, LOC-Wachovia Bank
	N.A., 0.800%, 12/1/08 (a)	13,400,000
5,000,000	Valhalla, NY, UFSD, GO, TAN, 3.000% due 2/3/09	5,010,304
	Total General Obligation	115,314,212
Hospitals — 3.8%
	Nassau Health Care Corp.:
7,000,000	Refunding, FSA, SPA-Dexia Credit Local, 5.500%, 12/4/08 (a)	7,000,000
2,500,000	Subordinated, FSA, SPA-Dexia Credit Local, 5.500%, 12/4/08 (a)	2,500,000
3,845,000	New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced
	Assistance, LOC-Bank of America, 0.850%, 12/4/08 (a)	3,845,000
	New York State Dormitory Authority Revenue:
5,000,000	Ithaca College, LOC-RBS Citizens N.A., 0.900%, 12/4/08 (a)	5,000,000
5,000,000	Mental Health Services Facilities, FSA, SPA-Dexia Credit Local,
	3.300%, 12/4/08 (a)	5,000,000
4,265,000	New York State Dormitory Authority, State Personal Income Tax Revenue,
	4.000% due 3/15/09	4,286,274
	Total Hospitals	27,631,274
Housing: Multi-Family — 15.0%
	New York City, NY, HDC:

See Notes to Schedule of Investments.

2

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)		November 30, 2008

Face
Amount	Security	Value
Housing: Multi-Family — 15.0% (continued)
$500,000	Mortgage Revenue, Queens Family Courthouse Apartment, LOC-Citibank N.A., 0.850%, 12/3/08 (a)(b)	$500,000
	Multi-Family Mortgage Revenue:
1,000,000	20 Exchange Place, LOC-Landesbank Hessen-Thuringen, 1.150%, 12/3/08 (a)	1,000,000
3,500,000	Beekman Tower, LOC-Royal Bank of Scotland, 0.700%, 12/3/08 (a)	3,500,000
5,560,000	Granville Payne Apartments, LOC-Citibank N.A., 0.900%, 12/3/08 (a)(b)	5,560,000
7,880,000	Las Casas Development, LOC-Bank of America N.A., 1.100%, 12/3/08 (a)(b)	7,880,000
	Multi-Family Revenue:
1,660,000	941 Hoe Avenue Apartments, LOC-Key Bank N.A., 0.900%, 12/3/08 (a)(b)	1,660,000
3,000,000	Mortgage Beacon Mews Development, LOC-Citibank N.A., 0.850%, 12/3/08 (a)(b)	3,000,000
	New York State HFA:
7,600,000	Historic Front Street, LOC-Bank of New York, 0.950%, 12/3/08 (a)	7,600,000
	Revenue:
5,740,000	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale, 0.750%, 12/3/08 (a)	5,740,000
10,700,000	Victory Housing, LIQ-FHLMC, 0.800%, 12/3/08 (a)(b)	10,700,000
5,300,000	Service Contract Revenue, LOC-BNP Paribas, 0.750%, 12/3/08 (a)	5,300,000
	New York State Housing Finance Agency:
	Revenue:
11,800,000	600 West 42nd Street, LOC-Bank of New York, 0.900%, 12/3/08 (a)(b)	11,800,000
1,310,000	Admiral Halsey Senior Apartments, LOC-Citibank N.A., 1.100%, 12/3/08 (a)(b)	1,310,000
1,000,000	Clinton Green South Housing, LOC-Bank of America N.A., 0.850%, 12/3/08 (a)(b)	1,000,000
12,600,000	Ocean Park Apartments Housing, LIQ-FNMA, 1.100%, 12/3/08 (a)(b)	12,600,000
13,810,000	Remeeder Houses, LOC-Citibank N.A., 1.100%, 12/3/08 (a)(b)	13,810,000
9,445,000	Tribeca Green Housing, LOC-Landesbank Hessen-Thruingen, 0.850%, 12/3/08 (a)>	9,445,000
4,000,000	New York, NY, HDC, Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen, 1.150%, 12/3/08 (a)	4,000,000
4,000,000	Watervliet, NY, Housing Authority Revenue, Refunding, Beltrone Senior Living, LOC-Citizens Bank N.A., 0.900%, 12/4/08 (a)	4,000,000
	Total Housing: Multi-Family	110,405,000
Housing: Single Family — 4.2%
	New York State Housing Finance Agency:
	Revenue:
2,300,000	505 West 37th St., LOC-Landesbank Hessen-Thuringen, 0.900%, 12/3/08 (a)(b)	2,300,000
9,700,000	Victory Housing, Credit Enhanced by FNMA, 0.850%, 12/3/08 (a)(b)	9,700,000
	Service Contract Revenue, Refunding:
5,000,000	LOC-Dexia Credit Local, 2.750%, 12/3/08 (a)	5,000,000
6,100,000	LOC-State Street Bank & Trust Co., 0.750%, 12/3/08 (a)	6,100,000
7,500,000	Ramapo, NY, Housing Authority Revenue, Spring Valley Homes
	Redevelopment Project LLC, LIQ-FNMA, 0.900%, 12/4/08 (a)(b)	7,500,000
	Total Housing: Single Family	30,600,000
Industrial Development — 11.7%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue:

See Notes to Schedule of Investments.

3

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)		November 30, 2008

Face
Amount	Security	Value
Industrial Development — 11.7% (continued)
$3,240,000	Living Residential Corporation Project, LOC-HSBC Bank USA N.A., 0.900%, 12/4/08 (a)	$3,240,000
4,925,000	Teresian House, LOC-Citizens Bank N.A., 0.900%, 12/4/08 (a)	4,925,000
9,150,000	Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-Societe Generale, 0.850%, 12/3/08 (a)(b)	9,150,000
17,825,000	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells Fargo Bank N.A., 0.550%, 12/4/08 (a)	17,825,000
	Monroe County, NY:
10,000,000	IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase, 0.750%, 12/4/08 (a)	10,000,000
7,075,000	Industrial Development Agency, Civic Facility Revenue, Continuing
	Development Services Inc. Project, LOC-Citizens Bank N.A.,
	0.900%, 12/4/08 (a)	7,075,000
	New York City, NY:
	IDA:
1,900,000	1 Bryant Park LLC, Series B, LOC-Bank of America NA, Bank of New York, GIC-Bayerische Landesbank, 0.850%, 12/1/08 (a)	1,900,000
500,000	Revenue, Children's Oncology Society, LOC-Bank of New York, 0.750%, 12/3/08 (a)	500,000
19,500,000	Industrial Development Agency Revenue, 1 Bryant Park LLC, LOC-
	Bank of America NA, Citibank, GIC-Bayerische Landesbank,
	0.900%, 12/3/08 (a)	19,500,000
1,370,000	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue,
	Mohawk Valley, St. Lukes, LOC-Bank of America N.A., 1.000%,
	12/4/08 (a)	1,370,000
2,275,000	Rensselaer County, NY, Industrial Development Agency, Civic Facility
	Revenue, RC Housing I LLC Project, LOC-Citizens Bank N.A., 0.900%,
	12/4/08 (a)	2,275,000
3,590,000	Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC Bank USA N.A., 1.250%, 12/4/08 (a)(b)(c)	3,590,000
2,930,000	Suffolk County, NY, IDA, IDR, Spellman/Merrill, Realty, LOC-HSBC Bank USA N.A., 1.250%, 12/4/08 (a)(b)(c)	2,930,000
2,000,000	Syracuse, NY, Industrial Development Agency Civic Facility Revenue,
	Syracuse University Project, LOC-JPMorgan Chase, 0.750%, 12/1/08 (a)	2,000,000
	Total Industrial Development	86,280,000
Miscellaneous — 1.7%
4,100,000	Capital District Regional Off Track Betting Corp. New York, LOC-Bank of America, 1.400%, 12/4/08 (a)	4,100,000
2,000,000	New York City, NY, LIQ-Wachovia Bank N.A., 0.950%, 12/1/08 (a)	2,000,000
6,200,000	State of New York, LOC-Dexia Credit Local, 1.670%, 12/3/08 (a)	6,200,000
	Total Miscellaneous	12,300,000
Pre-Refunded — 3.3%
	Nassau County, NY, Tobacco Settlement Corp., Asset Backed:
725,000	6.000% due 7/15/09 (d)	751,925
10,000,000	6.600% due 7/15/09 (d)	10,395,299
	TSASC Inc., NY:
4,680,000	6.000% due 7/15/09 (d)	4,847,846
8,000,000	6.250% due 7/15/09 (d)	8,299,637
	Total Pre-Refunded	24,294,707
Public Facilities — 2.4%
	New York City, NY, Trust for Cultural Resources Revenue:
280,000	Asia Society, LOC-JPMorgan Chase, 1.250%, 12/4/08 (a)	280,000
9,800,000	Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A., 1.200%, 12/1/08 (a)	9,800,000

See Notes to Schedule of Investments.

4

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)		November 30, 2008

Face
Amount	Security	Value
Public Facilities — 2.4% (continued)
$7,730,000	New York State Dormitory Authority Revenue, Metropolitan Museum of Art, 0.350%, 12/3/08 (a)	$7,730,000
	Total Public Facilities	17,810,000
Tax Allocation — 3.4%
12,600,000	Commonwealth of Puerto Rico, FSA, SPA-Dexia Credit Local, 3.800%, 12/4/08 (a)	12,600,000
	Nassau County, NY, Interim Finance Authority, Sales Tax Secured:
7,600,000	SPA-BNP Paribas, 0.700%, 12/3/08 (a)	7,600,000
4,700,000	SPA-KBC Bank N.V., 0.700%, 12/3/08 (a)	4,700,000
	Total Tax Allocation	24,900,000
Transportation — 5.2%
2,000,000	Albany County, NY, Airport Authority Revenue, Refunding, LOC-Bank of America N.A., 1.200%, 12/4/08 (a)(b)	2,000,000
	MTA, NY:
	Dedicated Tax Fund:
4,100,000	LOC-KBC Bank NV, 1.350%, 12/4/08 (a)	4,100,000
3,200,000	LOC-Lloyds TSB Bank PLC, 0.850%, 12/4/08 (a)	3,200,000
10,100,000	Revenue, Subordinated, LOC-Fortis Bank SA, 0.950%, 12/4/08 (a)	10,100,000
	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding:
5,300,000	Gem Subordinated, SPA-Bank of America, 0.920%, 12/4/08 (a)	5,300,000
7,680,000	SPA-ABN AMRO Bank N.V., 0.710%, 12/4/08 (a)	7,680,000
5,865,000	Subordinated, SPA-Landesbank Baden-Wurttemberg, 1.500%, 12/4/08 (a)	5,865,000
	Total Transportation	38,245,000
Utilities — 5.3%
	Long Island Power Authority, NY, Electric System Revenue:
	FSA, SPA-Dexia Credit Local:
6,300,000	4.250%, 12/3/08 (a)	6,300,000
1,300,000	4.500%, 12/5/08 (a)	1,300,000
200,000	General, FSA, 7.000%, 12/3/08 (a)	200,000
	Long Island, NY, Power Authority:
	Electric System Revenue:
300,000	FSA, SPA-Dexia Credit Local, 3.800%, 12/3/08 (a)	300,000
2,825,000	Subordinated, LOC-Bayerische Landesbank, 1.000%, 12/1/08 (a)	2,825,000
3,225,000	FSA, LOC-Dexia Credit Local, 2.150%, 12/3/08 (a)	3,225,000
	Subordinated:
3,450,000	LOC-Bayerische Landesbank & Landesbank Baden-Wurttemberg, 0.800%, 12/3/08 (a)	3,450,000
15,355,000	LOC-JPMorgan Chase, Landesbank Baden-Wurttemberg, 0.700%, 12/3/08 (a)	15,355,000
1,300,000	LOC-State Street Bank & Trust Co., 0.750%, 12/1/08 (a)	1,300,000
4,550,000	New York State Power Authority, TECP, Credit Agreement JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., Bayerische Landesbank, BNP Paribas, Landesbank Baden-Wurttemberg, Bank of New York, 1.400% due 12/11/08	4,550,000
	Total Utilities	38,805,000
Water & Sewer — 4.9%
7,200,000	Buffalo, NY, Municipal Water Finance Authority, Water Systems Revenue, LOC-JPMorgan Chase, 0.730%, 12/3/08 (a)	7,200,000
	New York City, NY:
7,800,000	MFA Water & Sewer System Revenue, Second General Resolution, Fiscal 2008, SPA-Fortis Bank SA, 0.950%, 12/1/08 (a)	7,800,000
	Municipal Water Finance Authority:
11,450,000	SPA-Dexia Credit Local, 1.500%, 12/4/08 (a)	11,449,885
	Water & Sewer System Revenue:

See Notes to Schedule of Investments.

5

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)		November 30, 2008

Face
Amount	Security	Value
Water & Sewer — 4.9% (continued)
$9,000,000	Second General, Fiscal 2008, SPA-Bank of America N.A., 0.950%, 12/1/08 (a)	$9,000,000
300,000	Subordinated, SPA-Dexia Credit Local, 2.650%, 12/4/08 (a)	300,000
	Total Water & Sewer	35,749,885
	TOTAL INVESTMENTS — 96.3% (Cost — $706,714,847#)	706,714,847
	Other Assets in Excess of Liabilities — 3.7%	26,941,723
	TOTAL NET ASSETS — 100.0%	$733,656,570

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BAN -	Bond Anticipation Notes

CSD -	Central School District

FHLMC -	Federal Home Loan Mortgage Corporation

FNMA -	Federal National Mortgage Association

FSA -	Financial Security Assurance - Insured Bonds

GIC -	Guaranteed Investment Contract

GO -	General Obligation

HDC -	Housing Development Corporation

HFA -	Housing Finance Authority

IDA -	Industrial Development Authority

IDR -	Industrial Development Revenue

LGAC -	Local Government Assistance Corporation

LIQ -	Liquidity Facility

LOC -	Letter of Credit

MFA -	Municipal Finance Authority

MTA -	Metropolitan Transportation Authority

RAN -	Revenue Anticipation Notes

SPA -	Standby Bond Purchase Agreement - Insured Bonds

TAN -	Tax Anticipation Notes

TECP -	Tax Exempt Commercial Paper

TFA -	Transitional Finance Authority

UFSD -	Unified Free School District

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)
November 30, 2008

Ratings Table* (unaudited)

S&P/Moody's/Fitch**
A-1	60.8%
VMIG1	25.2
NR	6.6
AAA/Aaa	5.5
SP-1	1.4
AA/ Aa	0.5
100.0%

*As a percentage of total investments.
** S&P primary rating; Moody's secondary, and then Fitch.
See pages 8 and 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

CitiSM New York Tax Free Reserves (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

2. Investment Valuation

Effective September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Fund. As of the date of this report, the fund continued to meet the requirements of Rule 2a-7 that permit the Fund to utilize amortized cost to value its securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	November 30, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$706,714,847	—	$706,714,847	—

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.		EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 27, 2009

By:/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 27, 2009